Investment Property - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [Line Items]
Amount of disposal of investment properties	$ 0	$ 0
Investment property	7,557,356	8,356,772	$ 8,128,522
Level 3 [Member]
Disclosure of detailed information about investment property [Line Items]
Investment property	8,228,673
At fair value [member]
Disclosure of detailed information about investment property [Line Items]
Investment property	$ 8,228,673	$ 9,758,782